Cash and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Cash and borrowings
Schedule of net debt

	2025	2024
	$ million	$ million
Bank overdrafts, borrowings and loans - current	83	2
Corporate bond	2,478	2,498
Private placement notes	550	625
Borrowings	3,111	3,125
Cash and cash equivalents[1]	(557)	(619)
Currency swaps	–	1
(Asset)/liability balance on derivatives – interest rate swaps	(11)	6
Net debt excluding lease liabilities	2,543	2,513
Non-current lease liabilities	149	135
Current lease liabilities	67	61
Net debt	2,759	2,709
1	In 2025, cash and cash equivalents include cash at bank of $457m (2024: $419m) and cash equivalents of $100m (2024: $200m).

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2025
Bank overdrafts and loans	8	–	–	–	–	–	8
Corporate bond	–	349	–	591	897	641	2,478
Private placement notes	75	140	60	100	95	155	625
Lease liabilities[1]	67	53	38	27	17	24	226
	150	542	98	718	1,009	820	3,337
At 31 December 2024
Bank overdrafts	2	–	–	–	–	–	2
Corporate bond	–	–	348	–	527	1,623	2,498
Private placement notes	–	75	140	60	100	250	625
Lease liabilities[1]	61	46	36	23	17	24	207
	63	121	524	83	644	1,897	3,332

1	The lease liabilities presented above of $226m (2024: $207m) are on an undiscounted basis. The lease liabilities on a discounted basis are $216m (2024: $196m).

Schedule of borrowings facilities

Facility 2025	Date due
$75 million 3.99% Senior Notes	January 2026
$350 million 5.15% US Corporate Bond	March 2027
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated revolving credit facility	October 2030
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR Corporate Bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$900 million 2.032% USD Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032
$650 million 5.40% USD Corporate Bond	March 2034

Facility 2024	Date due
$75 million 3.99% Senior Notes	January 2026
$350 million 5.15% US Corporate Bond	March 2027
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated revolving credit facility	October 2029
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR Corporate Bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% USD Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032
$650 million 5.40% USD Corporate Bond	March 2034

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2025
Non-derivative financial liabilities:
Bank overdrafts and loans	8	–	–	–	8
Corporate bond	90	426	1,682	773	2,971
Trade and other payables	1,253	–	2	–	1,255
Private placement notes	92	154	282	162	690
Acquisition consideration	7	–	165	–	172
Derivative financial liabilities:
Currency swaps – outflow	419	–	–	–	419
Currency swaps – inflow	(417)	–	–	–	(417)
Forward foreign exchange contracts – outflow[1]	401	279	91	–	771
Forward foreign exchange contracts – inflow[1]	(394)	(278)	(92)	–	(764)
	1,459	581	2,130	935	5,105
At 31 December 2024
Non-derivative financial liabilities:
Bank overdrafts and loans	2	–	–	–	2
Corporate bond	98	95	1,109	1,825	3,127
Trade and other payables	1,082	–	–	–	1,082
Private placement notes	19	92	335	263	709
Acquisition consideration	28	5	165	–	198
Derivative financial instruments:
Currency swaps – outflow	455	–	–	–	455
Currency swaps – inflow	(454)	–	–	–	(454)
Forward foreign exchange contracts – outflow[1]	2,415	–	–	–	2,415
Forward foreign exchange contracts – inflow[1]	(2,445)	–	–	–	(2,445)
	1,200	192	1,609	2,088	5,089

1 Refer to note 16.1 for details of foreign exchange risk management and the currencies being hedged.